Secured Term Loan Facilities and Revolving Credit Facilities - Schedule of Annual Principal Payments to Term Loans and Revolving Credit Facilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Maturities of Long-term Debt [Abstract]
Due within one year	$ 70,600	$ 83,352
Due in two years	128,725	70,600
Due in three years	60,600	128,725
Due in four years	302,461	60,600
Due in five years	113,352	302,461
Due in more than five years		126,452
Total secured term loan facilities and revolving credit facility	675,738	772,190
Less: current portion	70,600	83,352
Secured term loan facilities and revolving credit facility, non-current portion	605,138	688,838
Total secured term loan facilities and revolving credit facility	$ 675,738	$ 772,190